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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 1999 Check here if Amendment [ ]; Amendment Number:____________________

                        This Amendment (Check only one.):
                               [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Rig Co. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
_____________________________________
[Signature]

New York, New York
_____________________________________
[City, State]

November  15, 1999
_____________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole director and sole shareholder of SC Rig Co.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         1

Form 13F Information Table Value Total:

         $191,652 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                            FORM 13F INFORMATION TABLE


                                                          Value                     Put/  Investment   Other           Voting
                                                                                                                     Authority
Name of Issuer                    Title of    CUSIP     (x$1000)  Shrs or    SH/PRN Call  Discretion  Managers  Sole    Shared  None
--------------                    --------    -----     --------  --------   ------ ----  ----------  --------  ----    ------  ----
                                   Class                           prn amt
                                   -----                           -------

R & B Falcon Corp                  COM       74912E101   191,652  14,607,607 SH           SOLE                14,607,607

